Intangible Assets, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2024	June 30, 2023

Copyrights of online education academy courses	$23,800,000	$16,600,000
Less: Accumulated amortization	(6,793,917)	(2,633,917)
Intangible assets, net	$17,006,083	$13,966,083

Amortization expenses were $4,160,000, $5,843,813 and $4,450,895 for the years ended June 30, 2024, 2023 and 2022, respectively.